Commitments and Contingencies - Additional Information (Details) $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)
Other Commitments [Line Items]
Research and development expense	$ 32,841	$ 29,379
Alloy Therapeutics Llc [Member]
Other Commitments [Line Items]
Payment of annual license fees and program fees	100
Research and development expense	100	500
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	1,800
Alloy Therapeutics Llc [Member] | Development Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	3,100
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | First Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	11,000
Alloy Therapeutics Llc [Member] | Commercial Milestone [Member] | Second Selected Antibody [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	15,000
OmniAb, Inc [Member]
Other Commitments [Line Items]
Research and development expense	300	100
Ligand Pharmaceuticals Incorporated [Member] | Development Milestone [Member]
Other Commitments [Line Items]
Potential milestone payments due	12,200
IONTAS Limited [Member]
Other Commitments [Line Items]
Research and development expense	$ 2,100	$ 1,700
IONTAS Limited [Member] | Development Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			£ 3.1
IONTAS Limited [Member] | Development Milestone [Member] | Second Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			2.5
IONTAS Limited [Member] | Commercial Milestone [Member] | First Development Program [Member]
Other Commitments [Line Items]
Potential milestone payments due | £			£ 2.3